Property, Plant and Equipment - Capitalized Borrowing Costs and Capitalization Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowing costs [abstract]
Capitalized borrowing costs	₩ 47,686	₩ 16,909	₩ 13,696
Capitalization rate	1.92%	2.91%	3.73%